RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 - RELATED PARTY TRANSACTIONS

An entity related to one of the Company’s Supervisory Board members provide legal services to the Company. Legal expense related to these services is $46, $54 and $59 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company engages the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling and management services to the authentication technology segment. The Company incurred expenses of $929, $1,329 and $1,710 for such services for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023, and 2022 the outstanding balances due for these services were $402 and $716, respectively, included in accrued expenses and other current liabilities. In addition, the individual serves as a board member of the Company and was paid an amount of $36, $38 and $38 as board fees, for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company engages the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling services to its authentication technology segment. The Company incurred expenses of $176, $155 and $148 for such services for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company engages the services of an individual which is a family member of the Chairman of the Board, to provide services as a Managing Director of the Company. The Company incurred expenses of $468, $386 and $286 for such services for the years ended December 31, 2023, 2022 and 2021, respectively.

The Chairman of the board, who is related to a trust which is an indirect main shareholder of the Company, receives annual compensation of $50 for his services as chairman. In addition, in 2023, 2022 and 2021, the Company incurred salary expenses of $103, $112 and $117, respectively for the services he provides to AU10TIX.

The Company engaged the services of an individual who is a beneficiary of a trust, which is an indirect main shareholder of the Company, to provide certain selling and administrative services to its authentication technology segment. The Company incurred expenses of $341 $340 and $0 for such services for the years ended December 31, 2023, 2022 and 2021, respectively. In addition, the individual serves as a board member of the Company, and was paid an amount of $38, $36 and $38 as board fees, for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company engages the services of an individual who is a family member of a beneficiary of a trust which is an indirect main shareholder of the Company, to provide certain administration services. The Company incurred expenses of $114, $139 and $141 for such services for the years ended December 31, 2023, 2022 and 2021, respectively.

In May 2019, the Company engaged the services of Arrow (see note 4) to provide some administrative services. The Company incurred expenses of $0, $119 and $286 for such services for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company has an agreement with an entity which is related to the a main shareholder of the Company to provide it with revolving loans (see note 10).

As of December 31, 2023, the Company included a liability for a purchase of shares from certain directors and officers of the Company in the amount of $1,518 with a corresponding reduction to shareholders deficiency plus payment of previous issuances (see note 18).